Operating assets and liabilities, Provisions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2024 USD ($) [1]	Jun. 30, 2024 AUD ($)
Provisions [abstract]
Current provisions		$ 12,957	$ 2,887	$ 4,359
Non-current provisions		1,843	$ 1,877	2,834
Provisions		14,800		7,193
Movement in carrying amounts [Abstract]
Balance	$ 11,366	1,729
Provided for during the year	829	9,637
Paid during the year	(40)
(Transferred) to payables during the year	(9,459)
Balance	2,696	11,366
Employee Benefits [Member]
Provisions [abstract]
Current provisions		2,903		3,754
Non-current provisions		531		743
Provisions		3,434		4,497
Make Good Provision [Member]
Provisions [abstract]
Current provisions		0		0
Non-current provisions		247		262
Provisions		247		262
Movement in carrying amounts [Abstract]
Balance	247	234
Provided for during the year	15	13
Paid during the year	0
(Transferred) to payables during the year	0
Balance	262	247
Warranty Claims [Member]
Provisions [abstract]
Current provisions		595		605
Non-current provisions		1,065		1,829
Provisions		1,660		2,434
Movement in carrying amounts [Abstract]
Balance	1,660	1,495
Provided for during the year	814	165
Paid during the year	(40)
(Transferred) to payables during the year	0
Balance	2,434	1,660
Transaction Costs [Member]
Provisions [abstract]
Current provisions		9,459		0
Non-current provisions		0		0
Provisions		9,459		$ 0
Movement in carrying amounts [Abstract]
Balance	9,459	0
Provided for during the year	0	9,459
Paid during the year	0
(Transferred) to payables during the year	(9,459)
Balance	$ 0	$ 9,459

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars